DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended	4 Months Ended
	Dec. 01, 2020 USD ($) $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum				1
Sale of Units, net of underwriting discounts | shares				9,200,000
Proceeds from issuance of units	$ 12,240,000			$ 86,113,691
Assets Held-in-trust	92,000,000
Additions to assets held in trust	$ 12,000,000
Transaction Costs			$ 5,658,864	5,658,864
Underwriting fees			1,840,000	1,840,000
Deferred underwriting fee payable			3,220,000	3,220,000
Other offering costs			$ 598,864	$ 598,864
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares	9,200,000	8,000,000
Share price | $ / shares		$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of units		$ 80,000,000
Assets Held-in-trust		$ 80,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares	24,000	410,000
Share price | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of units	$ 240,000	$ 4,100,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts | shares	1,200,000
Proceeds from issuance of units	$ 12,000,000